Accumulated Other Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) by Component Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Pretax	$ 1,803	$ (989)	$ 376
Beginning balance, After-tax	(1,412)
Other comprehensive income (loss)	1,484	(720)	320
Ending Balance, After-tax	72	(1,412)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Pretax	(1,786)	(839)	(1,323)
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Pretax	1,803	(989)	376
Amortization of held-to-maturity discount resulting from transfer, Pretax	75	78	108
Total other comprehensive income (loss), Pretax	1,878	(911)	484
Reclassify equity AOCI gain to retained earnings, Pretax		(36)
Total other comprehensive income (loss) after reclassification, Pretax			484
Ending balance, Pretax	92	(1,786)	(839)
Beginning balance, Tax Effect	374	176	449
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Tax Effect	(378)	208	(128)
Amortization of held-to-maturity discount resulting from transfer, Tax Effect	(16)	(17)	(36)
Total other comprehensive income (loss), Tax Effect	(394)	191	(164)
Deferred tax reclassification from retained earnings, Tax Effect			(109)
Reclassify equity AOCI gain to retained earnings, Tax Effect		7
Total other comprehensive income (loss)after reclassification, Tax Effect			(273)
Ending Balance, Tax Effect	(20)	374	176
Beginning balance, After-tax	(1,412)	(663)	(874)
Unrealized holding gain (loss) on available-for-sale securities arising during the period, After-Tax	1,425	(781)	248
Amortization of held-to-maturity discount resulting from transfer, After-tax	59	61	72
Other comprehensive income (loss)	1,484	(720)	320
Deferred tax reclassification from retained earnings, After-tax			(109)
Reclassify equity AOCI gain to retained earnings, After-tax		(29)
Total other comprehensive income (loss) after reclassification, After-tax			211
Ending Balance, After-tax	$ 72	$ (1,412)	$ (663)